LAZARD RETIREMENT SERIES, INC.

Lazard Retirement Emerging Markets Income Portfolio

Lazard Retirement US Small-Mid Cap Equity Portfolio

Supplement to Current Prospectus

Lazard Retirement Emerging Markets Income Portfolio

The following replaces the table in “Summary Section—Lazard Retirement Emerging Markets Income Portfolio—Fees and Expenses” in the Prospectus:

	Service Shares	Investor Shares
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.65%	.65%
Distribution and Service (12b-1) Fees	.25%	None
Other Expenses*	.37%	.37%
Total Annual Portfolio Operating Expenses	1.27%	1.02%
Fee Waiver and Expense Reimbursement**	.22%	.22%
Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Reimbursement**	1.05%	.80%
*	“Other Expenses” are based on estimated amounts for the current fiscal year.

**	Reflects a contractual agreement by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2018, to the extent Total Annual Portfolio Operating Expenses exceed 1.05% and .80% of the average daily net assets of the Portfolio’s Service Shares and Investor Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds” and extraordinary expenses. This agreement can only be amended by agreement of the Fund, upon approval by the Board, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

The following replaces the table in “Summary Section—Lazard Retirement Emerging Markets Income Portfolio—Example” in the Prospectus:

	1 Year	3 Years	5 Years	10 Years
Service Shares	$107	$381	$676	$1,515
Investor Shares	$82	$303	$542	$1,228

Lazard Retirement US Small-Mid Cap Equity Portfolio

The following replaces the table in “Fees and Expenses” in the Summary Prospectus and “Summary Section—Lazard Retirement US Small-Mid Cap Equity Portfolio—Fees and Expenses” in the Prospectus:

	Service Shares	Investor Shares
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.75%	.75%
Distribution and Service (12b-1) Fees	.25%	None
Other Expenses	.32%	.32%	*
Total Annual Portfolio Operating Expenses	1.32%	1.07%
Fee Waiver and Expense Reimbursement**	.17%	.07%
Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Reimbursement**	1.15%	1.00%
*	“Other Expenses” are based on estimated amounts for the current fiscal year, using “Other Expenses” for Service Shares from the last fiscal year.

**	Reflects a contractual agreement by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2018, to the extent Total Annual Portfolio Operating Expenses exceed 1.15% and 1.00% of the average daily net assets of the Portfolio’s Service Shares and Investor Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds” and extraordinary expenses. This agreement can only be amended by agreement of the Fund, upon approval by the Board, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

The following replaces the table in “Example” in the Summary Prospectus and “Summary Section— Lazard Retirement US Small-Mid Cap Equity Portfolio —Example” in the Prospectus:

	1 Year	3 Years	5 Years	10 Years
Service Shares	$117	$402	$707	$1,575
Investor Shares	$102	$333	$583	$1,299

*          *          *

The following replaces any contrary information in the second table in “Fund Management—Investment Manager” in the Prospectus:

Name of Portfolio	Service Shares	Investor Shares
Retirement US Small-Mid Cap Equity Portfolio	1.15%	1.00%
Retirement Emerging Markets Income Portfolio	1.05%	.80%

Dated: June 22, 2017

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